General and administrative expenses (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
General and administrative expenses
Occupancy expenses	1,132	1,191	1,190
IT, machinery, etc.	1,452	1,348	1,230
Provisions and losses	704	533	1,457
Travel and entertainment	443	473	448
Professional services	2,074	2,176	1,835
Amortization and impairment of other intangible assets	30	35	49
Other	1,537	1,475	1,492
General and administrative expenses	7,372	7,231	7,701